Property, plant and equipment and intangible assets	6 Months Ended
Jun. 30, 2019
Property, plant and equipment and intangible assets [abstract]
Property, plant and equipment and intangible assets

6 Property, plant and equipment and intangible assets

(in USD million)	Property, plant and equipment	Intangible assets

Balance at 31 December 2018	65,262	9,672
Implementation of IFRS 16 Leases1)	3,992	0
Opening balance per 1 January 2019	69,254	9,672
Additions through business combinations	191	530
Additions	6,194	1,168
Transfers	99	(99)
Disposals and reclassifications	(44)	(297)
Expensed exploration expenditures and impairment losses	-	(23)
Depreciation, amortisation and net impairment losses	(4,411)	(10)
Effect of foreign currency translation adjustments	701	34

Balance at 30 June 2019	71,984	10,976

1) See note 8 Changes in accounting policies 2019

The line depreciation, amortisation and net impairment losses excludes costs related to leases used in activities being capitalised in the reporting period. Gross depreciation of right of use (RoU) assets amounts to USD 540 million in the first half of 2019, of which depreciation costs of USD 191 million have been allocated to exploration and development activities being capitalised. The book value of RoU assets per 30 June 2019 amounts to USD 4,301 million, while additions to RoU assets amounts to USD 465 million in the first half of 2019.

Impairments and impairment reversals

First half 2019	Property, plant and equipment	Intangible assets	Total
(in USD million)

Producing and development assets	(114)	0	(114)
Acquisition costs related to oil and gas prospects	-	3	3

Total net impairment losses (reversals) recognised	(114)	3	(111)

In the first quarter of 2019 Equinor recognised an impairment reversal of USD 116 million related to an asset in the E&P International segment (Europe and Asia) mainly as a result of increased reserves.

The net impairment charges have been recognised in the Consolidated statement of income as depreciation, amortisation and net impairment losses and exploration expenses based on the impaired assets’ nature of property, plant and equipment and intangible assets, respectively.

Value in use estimates and discounted cash flows used to determine the recoverable amount of assets tested for impairment are based on internal forecasts on costs, production profiles and commodity prices.